SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	$ (4,111)
Other comprehensive income (loss) before reclassifications	(4,725)
Amounts reclassified from AOCI	(220)
Other comprehensive income (loss)	(4,505)	$ (2,542)	$ (1,079)
Balance as of December 31, 2015	(8,616)	(4,111)
Unrealized Gains (Losses) on Available-for-Sale Investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	93
Other comprehensive income (loss) before reclassifications	(423)
Amounts reclassified from AOCI	330
Other comprehensive income (loss)	$ (93)
Balance as of December 31, 2015		93
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	$ 100
Other comprehensive income (loss) before reclassifications	(153)
Amounts reclassified from AOCI	(110)
Other comprehensive income (loss)	(263)
Balance as of December 31, 2015	(163)	100
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance as of December 31, 2014	(4,304)
Other comprehensive income (loss) before reclassifications	$ (4,149)
Amounts reclassified from AOCI
Other comprehensive income (loss)	$ (4,149)
Balance as of December 31, 2015	$ (8,453)	$ (4,304)